INCOME TAXES - Reconciliation of Income Tax (Recovery)/Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before income taxes	$ 5,187	$ 3,949	$ 3,306
Federal and provincial statutory tax rate	26.50%	27.00%	27.00%
Expected income tax expense	$ 1,375	$ 1,066	$ 893
Valuation allowance release	(259)	0
Foreign income tax rate differentials	(206)	(432)	(81)
Income tax differential related to regulated operations	(159)	(54)	(42)
(Income)/loss from non-controlling interests	(78)	50	(64)
Alberta tax rate reduction	(32)	0	0
Non-taxable portion of capital gains	(28)	(11)	(42)
Non-deductible goodwill on the Columbia midstream disposition	154	0	0
U.S. Tax Reform and 2018 FERC Actions	0	(167)	(804)
Asset impairment charges	0	0	34
Non-deductible amounts	0	0	4
Other	(13)	(20)	13
Income Tax (Recovery)/Expense	$ 754	$ 432	$ (89)